Nature of the Organization and Business - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Jan. 04, 2023	Aug. 03, 2021	Jul. 29, 2021	Jul. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 01, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						9,075
Stock Issued During Period, Value, Stock Options Exercised						$ 1,271	$ 234,162
Cash					$ 27,190	128,149	12,362
Accumulated deficit					$ 44,522,174	$ 42,382,291	32,774,456		$ 25,987,606
Entity Incorporation, Period of Incorporation					November 2008	November 2008
Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares Issued, Price Per Share					$ 10	$ 10		$ 10
Restricted Investments Term					185 days	185 days
Lock In Period For Redemption Of Public Shares After Closing Of IPO					24 months	24 months
Percentage of public shares to be redeemed in case business combination is not consummated					100.00%	100.00%
Minimum Net Worth Required for Compliance					$ 5,000,001	$ 5,000,001
Cash					16,133	187,664	774,192
Maximum net interests to pay dissolution expenses					100,000	100,000
Negative working capital					2,495,637	(1,396,312)
Accumulated deficit					$ 1,308,073	$ 6,018,111	$ 4,762,700
Target Company [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage					50.00%
Initial Shareholders [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Public Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issuance cost allocation based on derivative fair value					$ 239,247	$ 239,247
Sponsor [Member] | Private Placement Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants and rights issued during the period					455,000	455,000
Class Of Warrants and Rights Issued, Price Per Warrant					$ 10	$ 10
Proceeds from Issuance of Private Placement					$ 4,550,000	$ 4,550,000
IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares Issued, Price Per Share			$ 10
Proceeds from Issuance Initial Public Offering			$ 154,441,030
Stock issuance costs					3,461,151	3,461,151
Payments for Underwriting Expense					3,000,000	3,000,000
Other Offering Costs					461,151	461,151
Deferred Offering Costs Current And Noncurrent					1,550,000	1,550,000
Accrued underwriting fees					5,250,000	5,250,000
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants and rights issued during the period		8,882
Proceeds from Issuance of Private Placement		$ 88,820
Other Offering Costs		3,250
Transaction costs incurred		92,070
Underwriting fees incurred		$ 88,820
Underwriting fees payable upon the consummation of business combination					155,436	155,436
Private Placement [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash						$ 187,664
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares			15,000,000
Common Class A [Member] | Carmell Therapeutics Corporation [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired	$ 150,000,000
Common Class A [Member] | IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares			15,000,000
Shares Issued, Price Per Share			$ 10
Proceeds from Issuance Initial Public Offering			$ 150,000,000
Overallotment option vesting period			45 days
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares for services						25,000
Risk Incentive Private Shares [Member] | IPO [Member] | Sponsor [Member] | Founder [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares			600,900
Sale of Stock, Percentage of Ownership before Transaction			9.90%
NonRisk Incentive Private Shares [Member] | Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Consideration Received on Transaction			$ 1,186,448
NonRisk Incentive Private Shares [Member] | IPO [Member] | Sponsor [Member] | Founder [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares			225,000
Sale of Stock, Consideration Received on Transaction			$ 1,186,448
Sale of Stock, Price Per Share			$ 5.27
Class A Common Stock Subject To Possible Redemption [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issuance cost allocation based on temporary equity fair value					9,905,857	$ 9,905,857
Class A Common Stock Subject To Possible Redemption [Member] | Public Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issuance costs					$ 10,145,105	$ 10,145,105
Maximum [Member] | Common Class A [Member] | Over-Allotment Option [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares			2,250,000
Underwriting Agreement [Member] | Over-Allotment Option [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares				2,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		444,103
Stock Issued During Period, Value, Stock Options Exercised		$ 4,441,030
Subsequent Event [Member] | Common Class A [Member] | Carmell Therapeutics Corporation [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired	$ 150,000,000